United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: December 31, 2002
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		February 3, 2003

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	43

Form 13F Information Table Value Total:	$55,510,232


                                     Title of               Value           Invst  Other   Voting Authority
Name of Issuer                        Class      Cusip    (x$1000) Shares    Disc  Mngrs     Sole  Shared  None

Charter One Financial, Inc.            Com    160903100       2,539   88365  Sole             2,539
Exxon Mobil Corporation                Com    30231G102       2,428   69484  Sole             2,428
Johnson & Johnson                      Com    478160104       2,415   44969  Sole             2,415
Progressive Corporation Ohio           Com    743315103       2,238   45089  Sole             2,238
Medtronic Incorporated                 Com    585055106       2,181   47827  Sole             2,181
Microsoft Corporation                  Com    594918104       2,180   42173  Sole             2,180
Danaher Corporation Del                Com    235851102       2,156   32819  Sole             2,156
General Elec Company                   Com    369604103       2,093   85958  Sole             2,093
MBNA Corporation                       Com    55262L100       2,032  106855  Sole             2,032
Fifth Third Bancorp                    Com    316773100       2,030   34665  Sole             2,030
Citigroup Incorporated                 Com    172967101       1,964   55822  Sole             1,964
American International Group Incorpo   Com    026874107       1,941   33556  Sole             1,941
Harrahs Entertainment Incorporated     Com    413619107       1,856   46870  Sole             1,856
Amgen Incorporated                     Com    031162100       1,838   38029  Sole             1,838
Cardinal Health Incorporated           Com    14149Y108       1,783   30117  Sole             1,783
Pfizer Incorporated                    Com    717081103       1,777   58141  Sole             1,777
Intel Corporation                      Com    458140100       1,736  111523  Sole             1,736
Kimberly Clark Corporation             Com    494368103       1,695   35715  Sole             1,695
Target Corporation                     Com    87612E106       1,692   56390  Sole             1,692
Merck & Company Incorporated           Com    589331107       1,617   28567  Sole             1,617
Conocophillips                         Com    20825C104       1,601   33091  Sole             1,601
Alcoa Incorporated                     Com    013817101       1,572   68999  Sole             1,572
Applied Matls Incorporated             Com    038222105       1,339  102770  Sole             1,339
L-3 Communications Hldgs Incorporate   Com    502424104       1,248   27786  Sole             1,248
Cisco Systems Incorporated             Com    17275R102       1,169   89269  Sole             1,169
American Elec Pwr Incorporated         Com    025537101       1,083   39629  Sole             1,083
Greif Brothers Corp Class A            Com    397624107         910   38250  Sole               910
Safeway Incorporated Com New           Com    786514208         857   36670  Sole               857
E M C Corporation Mass                 Com    268648102         684  111355  Sole               684
Sun Microsystems Incorporated          Com    866810104         563  181042  Sole               563
International Business Machines        Com    459200101         508    6560  Sole               508
Hon Industries Incorporated            Com    438092108         485   17160  Sole               485
Telefonos De Mexico C.V.S.A.           Com    879403780         377   11776  Sole               377
Tellabs Incorporated                   Com    879664100         376   51665  Sole               376
Americredit Corporation                Com    03060R101         335   43310  Sole               335
Lincoln Electric Holdings              Com    533900106         322   13925  Sole               322
BP PLC ADR                             Com    055622104         303    7444  Sole               303
Second Bancorp, Inc.                   Com    813114105         282   10650  Sole               282
Unizan Financial Corporation           Com    91528W101         279   14129  Sole               279
Verizon Communications                 Com    92343V104         278    7177  Sole               278
Keithley Instrs Incorporated           Com    487584104         261   20900  Sole               261
US Bancorp                             Com    902973304         243   11452  Sole               243
AT&T Wireless Svcs Incorporated        Com    00209A106         242   42753  Sole               242